Pioneer Variable Contracts Trust
Pioneer Mid Cap Value

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  March 31, 2024

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.8%
	Common Stocks — 98.4% of Net Assets
	Automobile Components — 0.9%
7,168	Lear Corp.	$ 1,038,500
	Total Automobile Components	$1,038,500
	Automobiles — 1.1%
97,528	Ford Motor Co.	$ 1,295,172
	Total Automobiles	$1,295,172
	Banks — 8.8%
46,258	Citizens Financial Group, Inc.	$ 1,678,703
19,330	M&T Bank Corp.	2,811,355
129,810	Regions Financial Corp.	2,731,202
73,514	Truist Financial Corp.	2,865,576
	Total Banks	$10,086,836
	Beverages — 1.0%
17,824	Molson Coors Beverage Co., Class B	$ 1,198,664
	Total Beverages	$1,198,664
	Broadline Retail — 3.0%
64,459	eBay, Inc.	$ 3,402,146
	Total Broadline Retail	$3,402,146
	Building Products — 1.1%
4,220	Trane Technologies Plc	$ 1,266,844
	Total Building Products	$1,266,844
	Capital Markets — 7.4%
25,255	Northern Trust Corp.	$ 2,245,675
18,929	Raymond James Financial, Inc.	2,430,862
49,354	State Street Corp.	3,816,051
	Total Capital Markets	$8,492,588
	Chemicals — 3.9%
42,314	Dow, Inc.	$ 2,451,250
20,245	LyondellBasell Industries NV, Class A	2,070,659
	Total Chemicals	$4,521,909
	Commercial Services & Supplies — 1.5%
18,391	Brink's Co.	$ 1,698,961
	Total Commercial Services & Supplies	$1,698,961
	Communications Equipment — 2.1%
6,671	Motorola Solutions, Inc.	$ 2,368,072
	Total Communications Equipment	$2,368,072
	Consumer Staples Distribution & Retail — 1.0%
53,469	Walgreens Boots Alliance, Inc.	$ 1,159,743
	Total Consumer Staples Distribution & Retail	$1,159,743
	Containers & Packaging — 1.8%
71,626	Graphic Packaging Holding Co.	$ 2,090,047
	Total Containers & Packaging	$2,090,047

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Electric Utilities — 1.9%
13,576	Eversource Energy	$ 811,438
35,118	Exelon Corp.	1,319,383
	Total Electric Utilities	$2,130,821
	Electrical Equipment — 2.5%
24,816	Emerson Electric Co.	$ 2,814,631
	Total Electrical Equipment	$2,814,631
	Electronic Equipment, Instruments & Components — 1.6%
7,318	CDW Corp.	$ 1,871,797
	Total Electronic Equipment, Instruments & Components	$1,871,797
	Entertainment — 1.0%
125,593(a)	Warner Bros Discovery, Inc.	$ 1,096,427
	Total Entertainment	$1,096,427
	Financial Services — 0.8%
13,382(a)	PayPal Holdings, Inc.	$ 896,460
	Total Financial Services	$896,460
	Food Products — 2.0%
40,294	Kellanova	$ 2,308,443
	Total Food Products	$2,308,443
	Ground Transportation — 1.3%
7,221	JB Hunt Transport Services, Inc.	$ 1,438,784
	Total Ground Transportation	$1,438,784
	Health Care Equipment & Supplies — 6.5%
42,238	Dentsply Sirona, Inc.	$ 1,401,879
27,717	GE HealthCare Technologies, Inc.	2,519,752
26,618	Zimmer Biomet Holdings, Inc.	3,513,044
	Total Health Care Equipment & Supplies	$7,434,675
	Health Care Providers & Services — 1.3%
13,396	Cardinal Health, Inc.	$ 1,499,012
	Total Health Care Providers & Services	$1,499,012
	Health Care REITs — 0.5%
31,741	Healthpeak Properties, Inc.	$ 595,144
	Total Health Care REITs	$595,144
	Hotel & Resort REITs — 0.9%
50,929	Host Hotels & Resorts, Inc.	$ 1,053,212
	Total Hotel & Resort REITs	$1,053,212
	Hotels, Restaurants & Leisure — 1.4%
11,300(a)	Expedia Group, Inc.	$ 1,556,575
	Total Hotels, Restaurants & Leisure	$1,556,575
	Industrial REITs — 0.9%
18,833	First Industrial Realty Trust, Inc.	$ 989,486
	Total Industrial REITs	$989,486
	Insurance — 4.3%
35,627	American International Group, Inc.	$ 2,784,962

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
Shares		Value
	Insurance — (continued)
20,615(a)	Brighthouse Financial, Inc.	$ 1,062,497
35,776	Old Republic International Corp.	1,099,039
	Total Insurance	$4,946,498
	Machinery — 6.7%
17,012	AGCO Corp.	$ 2,092,816
3,533	Dover Corp.	626,012
22,957	Ingersoll Rand, Inc.	2,179,767
11,886	PACCAR, Inc.	1,472,557
12,921	Stanley Black & Decker, Inc.	1,265,354
	Total Machinery	$7,636,506
	Media — 1.7%
63,075	Fox Corp., Class A	$ 1,972,355
	Total Media	$1,972,355
	Metals & Mining — 1.5%
34,561(a)	Cleveland-Cliffs, Inc.	$ 785,917
25,635	Newmont Corp.	918,758
	Total Metals & Mining	$1,704,675
	Multi-Utilities — 4.1%
69,931	CenterPoint Energy, Inc.	$ 1,992,334
39,977	Public Service Enterprise Group, Inc.	2,669,664
	Total Multi-Utilities	$4,661,998
	Oil, Gas & Consumable Fuels — 8.2%
35,853	APA Corp.	$ 1,232,626
16,095	Chord Energy Corp.	2,868,773
131,044	Coterra Energy, Inc.	3,653,507
46,000	Range Resources Corp.	1,583,780
	Total Oil, Gas & Consumable Fuels	$9,338,686
	Passenger Airlines — 0.7%
17,604	Delta Air Lines, Inc.	$ 842,703
	Total Passenger Airlines	$842,703
	Personal Care Products — 1.1%
58,457	Kenvue, Inc.	$ 1,254,487
	Total Personal Care Products	$1,254,487
	Residential REITs — 1.4%
8,528	AvalonBay Communities, Inc.	$ 1,582,456
	Total Residential REITs	$1,582,456
	Retail REITs — 0.9%
55,723	Kimco Realty Corp.	$ 1,092,728
	Total Retail REITs	$1,092,728
	Semiconductors & Semiconductor Equipment — 2.0%
17,582	MKS Instruments, Inc.	$ 2,338,406
	Total Semiconductors & Semiconductor Equipment	$2,338,406

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Specialized REITs — 2.3%
8,651	Extra Space Storage, Inc.	$ 1,271,697
29,651	Gaming and Leisure Properties, Inc.	1,366,021
	Total Specialized REITs	$2,637,718
	Specialty Retail — 1.1%
14,886	Best Buy Co., Inc.	$ 1,221,099
	Total Specialty Retail	$1,221,099
	Technology Hardware, Storage & Peripherals — 2.1%
138,699	Hewlett Packard Enterprise Co.	$ 2,459,133
	Total Technology Hardware, Storage & Peripherals	$2,459,133
	Textiles, Apparel & Luxury Goods — 1.2%
7,325	Ralph Lauren Corp.	$ 1,375,342
	Total Textiles, Apparel & Luxury Goods	$1,375,342
	Trading Companies & Distributors — 2.9%
38,536(a)	AerCap Holdings NV	$ 3,349,164
	Total Trading Companies & Distributors	$3,349,164
	Total Common Stocks (Cost $91,233,491)	$112,718,903

	SHORT TERM INVESTMENTS — 1.4% of Net Assets
	Open-End Fund — 1.4%
1,608,541(b)	Dreyfus Government Cash Management, Institutional Shares, 5.20%	$ 1,608,541
		$1,608,541
	TOTAL SHORT TERM INVESTMENTS (Cost $1,608,541)	$1,608,541
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.8% (Cost $92,842,032)	$114,327,444
	OTHER ASSETS AND LIABILITIES — 0.2%	$190,712
	net assets — 100.0%	$114,518,156

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2024.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2024 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$112,718,903	$—	$—	$112,718,903
Open-End Fund	1,608,541	—	—	1,608,541
Total Investments in Securities	$114,327,444	$—	$—	$114,327,444
During the period ended March 31, 2024, there were no transfers in or out of Level 3.
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